Series H and Series I Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	3 Months Ended	6 Months Ended							0 Months Ended	6 Months Ended		6 Months Ended																	6 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	May 25, 2012	Dec. 31, 2011	Dec. 31, 2010	May 25, 2012 Wanger [Member]	May 25, 2012 Continental Company [Member]	May 25, 2012 Remaining holders [Member]	May 25, 2012 Settlement of Repurchase Obligation [Member]	Jun. 30, 2012 Settlement of Repurchase Obligation [Member]	May 25, 2012 Settlement of Repurchase Obligation [Member]	Jun. 30, 2012 Riverwood Warrant [Member]	May 25, 2012 Riverwood Warrant [Member]	May 25, 2012 One year anniversary [Member]	May 25, 2012 Two year anniversary [Member]	May 25, 2012 Three year anniversary [Member]	Jun. 30, 2012 Series H Preferred Stock [Member]	May 25, 2012 Series H Preferred Stock [Member]	Dec. 31, 2011 Series H Preferred Stock [Member]	May 25, 2012 Series H Preferred Stock [Member] Remaining holders [Member]	May 25, 2012 Series H Preferred Stock [Member] Rollover Offering [Member]	Jun. 30, 2012 Series I Redeemable Convertible [Member]	May 25, 2012 Series I Redeemable Convertible [Member]	Dec. 31, 2011 Series I Redeemable Convertible [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Wanger [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Continental Company [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Remaining holders [Member]	May 25, 2012 Series I Redeemable Convertible [Member] Rollover Offering [Member]	Jun. 30, 2012 PCA Holdings [Member]	May 25, 2012 PCA Holdings [Member]	Jun. 30, 2012 Holdings II [Member]	May 25, 2012 Holdings II [Member]
Class of Stock [Line Items]
Issuance of preferred Stock				0	0												65,051	60,705	0		4,346	62,359	6,364	0				50,001
Shares purchased, per share value	$ 0.001	$ 0.001	$ 1,000	$ 0.001	$ 0.001												$ 0.001		$ 0.001			$ 0.001		$ 0.001
Gross proceeds			$ 67,100,000
Conversion price per share			$ 1.18
Fair market value of common stock			$ 1.50
Deemed dividend																		17,700,000					16,900,000
Additional paid-in capital	394,701,875	394,701,875	34,600,000	549,603,740	471,255,918
Proceeds from selling stockholders in the offering minimum			100,000,000
Market Capitalization of Business			500,000,000
Number of times the Liquidation Amount multiplied														1.50	1.75	2.00
Redemption value of Preferred Stock																		66,200,000					47,700,000
Redemption value of preferred stock in additional paid-in capital			113,900,000
Rollover Offering Conversion Right, shares converted																													17,650		14,958
Converted preferred shares series																														18,314		15,575
Elected Convertible Stock of Series G						6,500	5,000	8,627
Converted Preferred Stock																				4,346					6,649	5,176	4,281
Preferred equity issued											80,000,000
Redeemable preferred stock											15,000,000
Surrendering Common Stock											3,750,000
Indemnification payment to Continental											16,200,000
Cash paid for indemnification payment										10,200,000
Additional cash paid for indemnification payment										6,000,000
Shares issued under indemnification payment										6,000
Number of common shares	204,442,124	204,442,124		204,815,210	125,595,418						2,505,000
Fair value of common stock surrendered									$ 3,800,000
Warrant was issued to Riverwood Management													May 25, 2012
Right to purchase common stock												18,092,511
Exercise Percent of Warrants													5.00%
Equity value of Company exceeds													500,000,000
Expiration Date												May 25, 2022
Change in fair value of Warrant	$ 362,000	$ 362,000